7. Equity (Details Narrative)				1 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2017 shares	Nov. 01, 2016 USD ($) Integer shares	Aug. 12, 2016 Integer $ / shares shares	Aug. 19, 2015	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jul. 25, 2017 shares	Feb. 10, 2017 shares	Sep. 30, 2016 shares	Dec. 31, 2015 $ / shares shares
Preferred stock par value | $ / shares					$ 0.001
Preferred stock shares authorized					15,000,000
Preferred stock shares issued					2,727,303
Preferred stock shares outstanding					2,727,303
Preferred stock shares issuable						927,270				0
Class of shares entitled to vote description					Series B Preferred shares are entitled to sixty-six and two-thirds percent (66 2/3%) of the total votes on all such matters.	Series B Stock being entitled to 66 2/3% of the total votes on all such matters.
Common stock par value | $ / shares					$ 0.001	$ 0.001				$ 0.001
Common stock shares authorized					350,000,000	140,000,000				140,000,000
Common stock shares issued					146,016,834	111,438,236				66,600,367
Common stock shares outstanding					146,016,834	111,438,236				66,600,367
Increase number of authorized shares of common stock				100,000,000 shares to 140,000,000 shares
Common stock shares issuable					291,000	125,000				701,018
Warrants extended expense | $					$ 660,000
Warrants extended					3,729,164
Warrants extended term					1 year
Minimum [Member]
Common stock warrants maximum contractual term					3 years
Maximum [Member]
Common stock warrants maximum contractual term					5 years
Investor [Member]
Common stock shares issued							309,090
Series B Preferred Stock [Member]
Preferred stock par value | $ / shares						$ 0.001				$ 0.001
Preferred stock shares authorized						15,000,000				15,000,000
Preferred stock shares issued					2,727,270	3,636,360				0
Preferred stock shares outstanding					2,727,270	3,636,360				0
Preferred stock shares issuable					0	927,270			0
Converted to common stock shares	909,090
Conversion price | $ / shares					$ 2.25
Consecutive trading day					20 days
Series B Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized								350,000,000
Series B Preferred Stock [Member] | Investor [Member]
Preferred stock shares issuable		927,270
Number of investor | Integer		3
Due to related party | $		$ 51,000
Series B Preferred Stock [Member] | Investor [Member] | Securities Purchase Agreement [Member]
Preferred stock shares issued			3,636,360
Number of investor | Integer			4
Conversion price | $ / shares			$ 0.055
Preferred Stock
Conversion price | $ / shares						$ 2.25
Preferred Stock Liquidation Price per share | $ / shares					$ 2,500	$ 2,500
Class of shares entitled to vote description					Series B Stock being entitled to 66 2/3% of the total votes on all such matters.
Preferred Stock | Securities Purchase Agreement [Member] | Warrants [Member]
Purchase of warrants					3,636,360
Warrant exercise price | $ / shares					$ 0.07
Purchase price | $					$ 200,000	$ 200,000
Purchase price paid in cash | $					150,000	150,000
Purchase price paid in services | $					$ 50,000	$ 50,000
Series A Preferred Stock [Member]
Preferred stock par value | $ / shares						$ 0.001				$ 0.001
Preferred stock shares authorized						15,000,000				15,000,000
Preferred stock shares issued					33	116				136
Preferred stock shares outstanding					33	116				136
Shares hold by related party					3
Preferred stock convertible shares					50,000	50,000
Series A Preferred Stock [Member] | KHIC, Inc [Member]
Shares hold by related party					30	3
Preferred stock convertible shares					50,000
Series A Preferred Stock [Member] | Spirit Bear [Member]
Shares hold by related party						113